Goodwill and Intangible Assets, Net - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Risk free rate	4.25%	4.79%	3.58%	1.82%
Increase in pre-tax discount rate	1.00%
Decrease in long-term growth rate	1.00%
Weighted average Operating EBITDA multiple	9.7
Impairment of finite lived intangible assets		$ 7
Market risk premium percentage			1.70%
Stock volatility factor	1.05	1.07	1.08
Percentage reduction in long term growth rate	0.70%	1.20%
Weight of Debt	21.10%	22.50%	27.00%
Off set By Market Premium Factor	6.00%	5.90%
Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of finite lived intangible assets			$ 365
Cemex [Member]
Disclosure of detailed information about intangible assets [line items]
Funding cost percentage	5.30%	6.70%	6.70%	4.10%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Funding cost percentage	5.30%
Risk free rate	5.50%
Weighted average [member] | Cemex [Member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates	0.70%	1.20%		2.00%
United States [member]
Disclosure of detailed information about intangible assets [line items]
Sensitivity analyses Of discount rates	4.50%
Discount rates	9.40%	10.10%	9.10%
United States [member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates	1.00%
Impairment of finite lived intangible assets			$ 273
Spain [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates	9.80%	10.70%	9.40%
Spain [member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of finite lived intangible assets			$ 92
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Sensitivity analyses Of discount rates	4.50%
Discount rates	12.10%	12.70%	10.90%